Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information

Note 6—Segment Information

The Company operates one principal homebuilding business. In accordance with FASB ASC Topic 280, Segment Reporting (“ASC 280”), the Company has determined that each of its operating divisions is an operating segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer and chief operating officer have been identified as the chief operating decision makers. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company’s homebuilding operations design, construct and sell a wide range of homes designed to meet the specific needs in each of its markets. In accordance with the aggregation criteria defined by ASC 280, the Company’s homebuilding operating segments have been grouped into four reportable segments: Southern California, consisting of an operating division with operations in Orange, Los Angeles, San Bernardino and San Diego counties; Northern California, consisting of an operating division with operations in Contra Costa, Sacramento, San Joaquin, Santa Clara, Solano and Placer counties; Arizona, consisting of operations in the Phoenix, Arizona metropolitan area; and Nevada, consisting of operations in the Las Vegas, Nevada metropolitan area.

Corporate develops and implements strategic initiatives and supports the Company’s operating divisions by centralizing key administrative functions such as finance and treasury, information technology, risk management and litigation and human resources.

Segment financial information relating to the Company’s homebuilding operations was as follows:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
Homebuilding revenue:
Southern California	$31,287	$28,554	$56,000	$5,640	$78,840
Northern California	21,146	15,873	33,861	4,250	40,777
Arizona	10,632	3,472	32,109	4,316	11,307
Nevada	13,552	5,804	24,007	2,481	17,148

Total homebuilding revenue	$76,617	$53,703	$145,977	$16,687	$148,072

	Successor	Predecessor
	September 30, 2012	December 31, 2011
	(in thousands)
Homebuilding assets:
Southern California	$188,787	$182,781
Northern California	31,714	105,298
Arizona	161,423	129,920
Nevada	45,870	42,183
Corporate(1)	101,763	36,769

Total homebuilding assets	$529,557	$496,951

(1)	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
(Loss) income before provision for income taxes:
Southern California	$889	$(2,903)	$(1,840)	$(19,131)	$(5,031)
Northern California	4,577	(1,426)	12,169	6,195	(3,248)
Arizona	353	(4,098)	64	9,928	(5,157)
Nevada	1	(24,091)	(1,637)	(1,738)	(28,979)
Corporate	(5,343)	(7,182)	(14,318)	233,243	(19,547)

(Loss) income before provision for income taxes	$477	$(39,700)	$(5,562)	$228,497	$(61,962)

Note 4—Segment Information

The Company operates one principal homebuilding business. In accordance with FASB ASC Topic 280, Segment Reporting, the Company has determined that each of its operating divisions is an operating segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer, chief operating officer and executive vice president have been identified as the chief operating decision makers. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company’s homebuilding operations design, construct and sell a wide range of homes designed to meet the specific needs of each of it markets. In accordance with the aggregation criteria defined in ASC 280, the Company’s homebuilding operating segments have been grouped into four reportable segments: Southern California, consisting of an operating division with operations in Orange, Los Angeles, San Bernardino and San Diego counties; Northern California, consisting of an operating division with operations in Contra Costa, Sacramento, San Joaquin, Santa Clara, Solano and Placer counties; Arizona, consisting of an operating division in the Phoenix metropolitan area; and Nevada consisting of an operations in the Las Vegas, metropolitan area.

Corporate develops and implements strategic initiatives and supports the Company’s operating divisions by centralizing key administrative functions such as finance and treasury, information technology, risk management and litigation, and human resources.

Segment financial information relating to the Company’s homebuilding operations was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Homebuilding revenues:
Southern California	$130,737	$206,241	$179,282
Northern California	54,141	56,095	43,211
Arizona	20,074	16,595	51,215
Nevada	21,871	15,767	35,535

Total homebuilding revenues	$226,823	$294,698	$309,243

	Year Ended December 31,
	2011	2010	2009
Homebuilding pretax (loss) income:
Southern California	$(26,406)	$(83,176)	$(57,716)
Northern California	(6,307)	(41)	(37,853)
Arizona	(95,184)	(26,887)	(21,451)
Nevada	(30,500)	(21,449)	(70,915)
Corporate	(34,491)	(4,314)	65,074

Total homebuilding pretax (loss) income	$(192,888)	$(135,867)	$(122,861)

Homebuilding pretax (loss) income includes the following pretax inventory and impairment charges recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$17,962	$2,074	$87,607	$20,671	$128,314

	Year Ended December 31, 2010
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$70,801	$3,103	$22,409	$15,547	$111,860

	Year Ended December 31, 2009
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$19,518	$6,144	$—	$19,607	$45,269

Homebuilding pretax (loss) income includes the following pretax loss on sales of lots, land and other recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California(1)	Northern California(1)	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$—	$—	$—	$—
Operating costs	(1,912)	(2,297)	—	(25)	(4,234)

Loss on sales of lots, land and other	$(1,912)	$(2,297)	$—	$(25)	$(4,234)

	Year Ended December 31, 2010
	Southern California(1)	Northern California	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$17,204	$—	$—	$17,204
Operating costs	(6,001)	(14,334)	—	(91)	(20,426)

Loss on sales of lots, land and other	$(6,001)	$2,870	$—	$(91)	$(3,222)

	Year Ended December 31, 2009
	Southern California	Northern California(1)	Arizona	Nevada	Total
Loss on sales of lots, land and other
Operating revenue	$3,250	$—	$11,595	$6,375	$21,220
Operating costs	(27,294)	(29,410)	(25,588)	(49,348)	(131,640)

Loss on sales of lots, land and other	$(24,044)	$(29,410)	$(13,993)	$(42,973)	$(110,420)

(1)	Consists of write-off of land option deposits and pre-acquisition costs.

	December 31,
	2011	2010
Homebuilding assets:
Southern California	$182,781	$239,510
Northern California	105,298	60,542
Arizona	129,920	194,635
Nevada	42,183	58,827
Corporate(1)	36,769	95,490

Total homebuilding assets	$496,951	$649,004

(1)	Comprised primarily of cash and receivables.